Long-Term Debt (Details) - Schedule of long-term debt - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total		$ 919,962
Current Portion		(153,133)
Long-Term Debt		766,829
PPP Loan [Member]
Debt Instrument [Line Items]
Loan payable		770,062
EIDL Loan [Member]
Debt Instrument [Line Items]
Loan payable		$ 149,900